Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	4,017,596	4,017,596
Common stock, shares outstanding	3,952,198	3,952,198
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued
Common stock, shares outstanding